Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jan. 31, 2021
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires our management to make estimates and assumptions, which may affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the combined financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

In light of the currently unknown extent and duration of the COVID-19 pandemic, we face a greater degree of uncertainty than normal in making the judgments and estimates needed to apply to certain of our significant accounting policies. We assessed certain accounting matters that generally require consideration of forecasted financial information in context with the information reasonably available to us and the unknown future impacts of COVID-19 as of January 31, 2021 and through the date of this report. These estimates may change, as new events occur and additional information is obtained. Actual results could differ materially from these estimates under different assumptions or conditions.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash on hand and highly liquid investments having an original maturity of three months or less.
Restricted Cash and Cash Equivalents, and Restricted Bank Time Deposits
Restricted Cash and Cash Equivalents, and Restricted Bank Time Deposits

Restricted cash and cash equivalents, and restricted bank time deposits are mainly pledged as collateral for performance guarantees.

Investments
Investments

Our investments generally consist of bank time deposits with remaining maturities in excess of 90 days at the time of purchase. We held no marketable debt securities at January 31, 2021 and 2020. Investments with maturities in excess of one year are included in other assets.

Accounts Receivable, net	Accounts Receivable, netTrade accounts receivable are comprised of invoiced amounts due from customers for which we have an unconditional right to collect and are not interest-bearing. Credit is extended to customers based on an evaluation of their financial condition and other factors. We generally do not require collateral or other security to support accounts receivable.
Concentrations of Credit Risk
Concentrations of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist principally of cash and cash equivalents, bank time deposits, short-term investments, trade accounts receivable, and contract assets. We invest our cash in bank accounts and bank time deposits. By policy, we seek to limit credit exposure on investments through diversification and by restricting our investments to highly rated securities.
We grant credit terms to our customers in the ordinary course of business. Concentrations of credit risk with respect to trade accounts receivable and contract assets are generally limited due to the large number of customers comprising our customer base and their dispersion across different industries and geographic areas.
Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

We adopted Accounting Standard Update (“ASU”) No. 2016-13, Financial Instruments - Credit Losses (Topic 326) - Measurement of Credit Losses on Financial Instruments on February 1, 2021. ASU No. 2016-13 requires us to make judgments as to our ability to collect outstanding receivables and provide allowances for a portion of receivables over the lifetime of the receivables. Our allowance for doubtful accounts or expected credit losses is estimated based on an analysis of the aging of our accounts receivable and contract assets, historical write-offs, customer payment patterns, individual customer creditworthiness, current economic trends, reasonable and supportable forecasts of future economic conditions, and/or establishment of specific reserves for customers in adverse financial condition. We write-off an account receivable and charge it against its recorded allowance at the point when it is considered uncollectible. We assess the adequacy of the allowance for doubtful accounts on a quarterly basis.

Inventories
Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted-average method of inventory accounting. The valuation of our inventories requires us to make estimates regarding excess or obsolete inventories, including making estimates of the future demand for our products. Although we make every effort to ensure the accuracy of our forecasts of future product demand, any significant unanticipated changes in demand, price, or technological developments could have a significant impact on the value of our inventory and reported operating results. Charges for excess and obsolete inventories are included within cost of revenue.

Property and Equipment, net
Property and Equipment, net

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is computed using the straight-line method based over the estimated useful lives of the assets. The vast majority of equipment, furniture and other is depreciated over periods ranging from three to five years. Software is typically depreciated over periods ranging from three to four years. Buildings are depreciated over twenty-five years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease term. Finance leased assets are amortized over the related lease term.

The cost of maintenance and repairs of property and equipment is charged to operations as incurred. When assets are retired or disposed of, the cost and accumulated depreciation or amortization thereon are removed from the combined balance sheet and any resulting gain or loss is recognized in the combined statement of operations.

Segment Reporting
Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the enterprise’s chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. We evaluated segment reporting in accordance with Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting. We concluded that we operate in a single operating segment and a single reportable segment based on the operating results available and evaluated regularly by the CODM to make decisions about resource allocation and performance assessment. The CODM makes operational performance assessments and resource allocation decisions on a combined basis, inclusive of all of the Company’s products.

Goodwill and Other Acquired Intangible Assets
Goodwill and Other Acquired Intangible Assets

For business combinations, the purchase prices are allocated to the tangible assets and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition dates, with the remaining unallocated purchase prices recorded as goodwill.

We test goodwill for impairment at the reporting unit level on an annual basis as of November 1, or more frequently if changes in facts and circumstances indicate that impairment in the value of goodwill may exist.

We operate as one reporting unit. In testing for goodwill impairment, we may elect to utilize a qualitative assessment to evaluate whether it is more likely than not that the fair value of our reporting unit is less than its carrying amount. If we elect to bypass a qualitative assessment, or if our qualitative assessment indicates that goodwill impairment is more likely than not, we perform quantitative impairment testing. If our quantitative testing determines that the carrying value of the reporting unit exceeds its fair value, goodwill impairment is recognized in an amount equal to that excess, limited to the total goodwill allocated to our reporting unit.
We utilize some or all of three primary approaches to assess the fair value of a reporting unit: (a) an income-based approach, using projected discounted cash flows, (b) a market-based approach, using valuation multiples of comparable companies, and (c) a transaction-based approach, using valuation multiples for recent acquisitions of similar businesses made in the marketplace. Our estimate of fair value of our reporting unit is based on a number of subjective factors, including: (a) appropriate consideration of valuation approaches (income approach, comparable public company approach, and comparable transaction approach), (b) estimates of future growth rates, (c) estimates of our future cost structure, (d) discount rates for our estimated cash flows, (e) selection of peer group companies for the public company and the market transaction approaches, (f) required levels of working capital, (g) assumed terminal value, and (h) time horizon of cash flow forecasts.

Acquired identifiable intangible assets include identifiable acquired technologies, customer relationships, trade names, distribution networks, and non-competition agreements. We amortize the cost of finite-lived identifiable intangible assets over their estimated useful lives, which are periods of 10 years or less. Amortization is based on the pattern in which the economic benefits of the intangible asset are expected to be realized, which typically is on a straight-line basis. The fair values assigned to identifiable intangible assets acquired in business combinations are determined primarily by using the income approach, which discounts expected future cash flows attributable to these assets to present value using estimates and assumptions determined by management. The acquired identifiable finite-lived intangible assets are being amortized primarily on a straight-line basis, which we believe approximates the pattern in which the assets are utilized, over their estimated useful lives.

Fair Value Measurements
Fair Value Measurements

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This fair value hierarchy consists of three levels of inputs that may be used to measure fair value:

•Level 1: quoted prices in active markets for identical assets or liabilities;

•Level 2: inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

•Level 3: unobservable inputs that are supported by little or no market activity.
We review the fair value hierarchy classification of our applicable assets and liabilities at each reporting period. Changes in the observability of valuation inputs may result in transfers within the fair value measurement hierarchy.
Fair Values of Financial Instruments	Fair Values of Financial InstrumentsOur recorded amounts of cash and cash equivalents, restricted cash and cash equivalents, and restricted bank time deposits, accounts receivable, contract assets, investments, and accounts payable approximate fair value, due to the short-term nature of these instruments. We measure certain financial assets and liabilities at fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.
Derivative Financial Instruments
Derivative Financial Instruments

As part of our risk management strategy, when considered appropriate, we use derivative financial instruments including foreign currency forward contracts to hedge against certain foreign currency exposure. Our intent is to mitigate gains and losses caused by the underlying exposures with offsetting gains and losses on the derivative contracts. By policy, we do not enter into speculative positions with derivative instruments.

We record all derivatives as assets or liabilities on our combined balance sheets at their fair values. Gains and losses from the changes in values of these derivatives are accounted for based on the use of the derivative and whether it qualifies for hedge accounting.
The counterparties to our derivative financial instruments consist of three major financial institutions. We regularly monitor the financial strength of these institutions. While the counterparties to these contracts expose us to credit-related losses in the event of a counterparty’s non-performance, the risk would be limited to the unrealized gains on such affected contracts. We do not anticipate any such losses.
Revenue Recognition
Revenue Recognition

We account for revenue in accordance with ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which was adopted on February 1, 2018, using the modified retrospective transition method. For further discussion of our accounting policies related to revenue, see Note 4, “Revenue Recognition.”

Cost of Revenue
Cost of Revenue

Our cost of revenue includes costs of materials, compensation and benefit costs for operations and service personnel, subcontractor costs, royalties and license fees related to third-party software included in our products and third-party SaaS providers, cloud infrastructure costs, depreciation of equipment used in operations and service, amortization of capitalized software development costs and certain purchased intangible assets, travel expenses associated with provision of installation, training, consulting and development services resources dedicated to project management and an allocation of overhead costs, such as facility, information technology, operations costs, and other overhead expenses. Costs that relate to materials and royalties are generally expensed upon shipment and costs related to travel, subcontractors, and personnel and related expenses are generally expensed as incurred in the period in which the personnel related services are performed. Refer to Note 4, “Revenue Recognition” under the heading “Costs to Obtain and Fulfill Contracts” for further details regarding customer contract costs.

Research and Development, net
Research and Development, net

With the exception of certain software development costs, all research and development costs are expensed as incurred, and consist primarily of personnel and consulting costs, travel, depreciation of research and development equipment, and related overhead and other costs associated with research and development activities.

We receive non-refundable grants from the Israeli Innovation Authority (“IIA”) that fund a portion of our research and development expenditures. We currently only enter into non-royalty-bearing arrangements with the IIA which do not require us to pay royalties. Funds received from the IIA are recorded as a reduction to research and development expense. Royalties, to the extent paid, are recorded as part of our cost of revenue.

We also periodically derive benefits from participation in certain government-sponsored programs in other jurisdictions, for the support of research and development activities conducted in those locations.

Software Development Costs
Software Development Costs

Costs incurred to acquire or develop software to be sold, leased or otherwise marketed are capitalized after technological feasibility is established, and continue to be capitalized through the general release of the related software product. Amortization of capitalized costs begins in the period in which the related product is available for general release to customers and is recorded on a straight-line basis, which approximates the pattern in which the economic benefits of the capitalized costs are expected to be realized, over the estimated economic lives of the related software products, generally over a period of four to six years.

Internal-Use Software
Internal-Use Software

We capitalize costs associated with software that is acquired, internally developed or modified solely to meet our internal needs. Capitalization begins when the preliminary project stage has been completed and management with the relevant authority authorizes and commits to the funding of the project. These capitalized costs include external direct costs utilized in developing or obtaining the applications and expenses for employees who are directly associated with the development of the applications. Capitalization of such costs continues until the project is substantially complete and is ready for its intended purpose. Capitalized costs of computer software developed for internal use are generally amortized over estimated useful lives of four years on a straight-line basis, which best represents the pattern of the software’s use.

Income Taxes
Income Taxes

The tax provision is presented on a separate company basis as if we were a separate filer. A portion of our operations have historically been included in the tax returns filed by certain Verint entities for which our business is a part of. The effects of tax adjustments and settlements from taxing authorities are presented in our combined financial statements in the period to which they relate as if we were a separate filer. Our current obligations for taxes are settled with our parent on an estimated basis and adjusted in later periods as appropriate. All income taxes due to or due from our parent that have not been settled or recovered by the end of the period are reflected in net parent investment within the combined financial statements. The tax provision has been calculated as if the business was operating on a stand-alone basis and filed separate tax returns in the jurisdictions in which it operates. Therefore, cash tax payments and items of current and deferred taxes may not be reflective of the actual tax balances had the business been a stand-alone company during the periods presented.

We account for income taxes under the asset and liability method which includes the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in our combined financial statements. Under this approach, deferred taxes are recorded for the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes represents income taxes paid or payable for the current year plus deferred taxes. Deferred taxes result from differences between the financial statement and tax bases of our assets and liabilities, and are adjusted for changes in tax rates and tax laws when changes are enacted. The effects of future changes in income tax laws or rates are not anticipated.

We are subject to income taxes in Israel, the United States and numerous foreign jurisdictions. The calculation of our income tax provision involves the application of complex tax laws and requires significant judgment and estimates. We evaluate the realizability of our deferred tax assets for each jurisdiction in which we operate at each reporting date, and establish valuation allowances when it is more likely than not that all or a portion of our deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. We consider all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. In circumstances where there is sufficient negative evidence indicating that our deferred tax assets are not more-likely-than-not realizable, we establish a valuation allowance.

We use a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more-likely-than-not sustainable, based solely on their technical merits, upon examination and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that we believe is more-likely-than-not realizable. Differences between the amount of tax benefits taken or expected to be taken in our income tax returns and the amount of tax benefits recognized in our financial statements represent our unrecognized income tax benefits, which we either record as a liability or as a reduction of deferred tax assets. Our policy is to include interest (expense and/or income) and penalties related to unrecognized income tax benefits as a component of the provision for income taxes.

Functional Currencies and Foreign Currency Transaction Gains and Losses
Functional Currencies and Foreign Currency Transaction Gains and Losses

Our functional currency, and the functional currency of most of our subsidiaries, is the U.S. dollar, although we have some subsidiaries with functional currencies that are their local currency.

Transactions denominated in currencies other than a functional currency are converted to the functional currency on the transaction date, and any resulting assets or liabilities are further remeasured at each reporting date and at settlement. Gains and losses recognized upon such remeasurements are included within other income (expense), net in the combined statements of operations. We recorded net foreign currency gains of $1.7 million and net foreign currency losses of $0.7 million and $2.1 million for the years ended January 31, 2021, 2020, and 2019, respectively.

For combined reporting purposes, in those instances where a subsidiary has a functional currency other than the U.S. dollar, revenue and expenses are translated into U.S. dollars using average exchange rates for the reporting period, while assets and liabilities are translated into U.S. dollars using period-end rates. The effects of foreign currency translation adjustments are included in stockholders’ equity as a component of accumulated other comprehensive loss in the accompanying combined balance sheets.

Stock-Based Compensation
Stock-Based Compensation

Certain Company employees participate in stock-based compensation plans sponsored by Verint. Awards granted under the plans are based on Verint’s common shares and, as such, are included in net parent investment. We recognize the cost of employee services received in exchange for awards of equity instruments based on the grant-date fair value of the award. We recognize the fair value of the award as compensation expense over the period during which an employee is required to provide service in exchange for the award.

Leases
Leases

We determine if an arrangement is a lease at inception. Operating lease assets are presented as operating lease right-of-use (“ROU”) assets, and corresponding operating lease liabilities are presented within accrued expenses and other current liabilities (current portions), and as operating lease liabilities (long-term portions), on our combined balance sheets. Finance lease assets are included in property and equipment, and corresponding finance lease liabilities are included within accrued expenses and other current liabilities (current portions), and other liabilities (long-term portions), on our combined balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the remaining lease payments over the lease term at commencement date. Our leases do not provide an implicit interest rate. We calculate the incremental borrowing rate to reflect the interest rate that we would have to pay to borrow on a collateralized basis an amount equal to the lease payments in a similar economic environment over a similar term, and consider our historical borrowing activities and market data in this determination. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

We have lease agreements with lease and non-lease components, which we account for as a single lease component. Some of our leases contain variable lease payments, which are expensed as incurred unless those payments are based on an index or rate. Variable lease payments based on an index or rate are initially measured using the index or rate in effect at lease commencement and included in the measurement of the lease liability; thereafter, changes to lease payments due to rate or index updates are recorded as rent expense in the period incurred. We have elected not to recognize ROU assets and lease liabilities for short-term leases that have a term of twelve months or less. The effect of short-term leases on our ROU assets and lease liabilities was not material. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. In addition, we do not have any related party leases and our sublease transactions are de minimis.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

New Accounting Pronouncements Recently Adopted

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326) - Measurement of Credit Losses on Financial Instruments. This new standard requires entities to measure expected credit losses for certain financial assets held at the reporting date using a current expected credit loss model, which is based on historical experience, adjusted for current conditions and reasonable and supportable forecasts. Our financial instruments within the scope of this guidance primarily includes accounts receivable and contract assets. On February 1, 2020, we adopted the new standard under the modified retrospective approach, such that comparative information has not been restated and continues to be reported under accounting standards in effect for those periods. The adoption of ASU No. 2016-13 resulted in a $0.5 million increase in our allowance for expected credit losses related to accounts receivable and contract assets, a $0.1 million increase to deferred tax assets, and an impact of $0.4 million to our net parent investment. The new accounting standard did not have a material impact on our combined financial statements, including accounting policies, given our limited historical write-off activity.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which requires customers in a hosting arrangement that is a service contract to follow existing internal-use software guidance to determine which implementation costs to capitalize and which costs to expense. Under the new standard, implementation costs are deferred and presented in the same financial statement caption on the combined balance sheet as a prepayment of related arrangement fees. The deferred costs are recognized over the term of the arrangement in the same financial statement caption in the combined statement of operations as the related fees of the arrangement. We adopted ASU No. 2018-15 prospectively to eligible costs incurred on or after February 1, 2020 and the implementation did not have a material impact on our combined financial statements.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to The Disclosure Requirements for Fair Value Measurement, which modified the disclosure requirements on fair value measurements. Since the standard affects only disclosure requirements, the adoption of the standard did not have an impact on our combined financial statements.

New Accounting Pronouncements Not Yet Effective

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes, ASU No. 2020-06 removes from GAAP the liability and equity separation model for convertible instruments with a cash conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such debt. ASU No. 2020-06 also eliminates the treasury stock method to calculate diluted earnings per share and requires the if-converted method. This new standard will be effective for us in fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. We are currently assessing the impact of adopting this standard on our combined financial statements.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which affects general principles within Topic 740, Income Taxes and is meant to simplify and reduce the cost of accounting for income taxes. This standard is effective for annual reporting periods beginning after December 15, 2021, and interim reporting periods within annual reporting periods beginning after December 15, 2022. We are currently reviewing this standard but do not expect that it will have a material impact on our combined financial statements.